Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net income	$ 259,088	$ 33,675
Non-cash items:
Depreciation and amortization	240,903	206,831
Amortization of in-process revenue contracts	(12,149)	(20,036)
Unrealized (gain) loss on derivative instruments	(2,968)	73,640
Gain on sale of vessels and equipment	(1,643)	(9,453)
Asset impairments and loan loss (recoveries) (note 7b)	15,996	(2,521)
Equity income, net of dividends received	(14,667)	(54,577)
Income tax (recovery) expense	(243)	5,991
Unrealized foreign exchange gain and other	(82,598)	(15,003)
Change in operating assets and liabilities	(54,303)	7,199
Expenditures for dry docking	(11,102)	(24,217)
Net operating cash flow	336,314	201,529
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	1,143,442	1,872,259
Prepayments of long-term debt	(395,199)	(613,516)
Scheduled repayments of long-term debt (note 8)	(282,391)	(669,413)
Decrease (increase) in restricted cash	4,296	(385)
Net proceeds from equity issuances of subsidiaries (note 6)	187,576	7,475
Equity contribution by joint venture partner	5,500	22,017
Issuance of common stock upon exercise of stock options	1,158	44,372
Distributions paid from subsidiaries to non-controlling interests	(164,808)	(155,567)
Cash dividends paid	(45,910)	(45,188)
Other financing activities	(5,878)	(3,396)
Net financing cash flow	447,786	458,658
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(873,274)	(602,257)
Proceeds from sale of vessels and equipment and other	8,918	165,055
Purchase of ALP (net of cash acquired of $294) (note 4d)		(2,322)
Investment in equity-accounted investments	(8,604)	(50,648)
Loan repayments from joint ventures and joint venture partners	16,768	6,175
Investment in direct financing lease assets		(54,800)
Increase in restricted cash	(42,048)
Other investing activities	15,121	12,850
Net investing cash flow	(883,119)	(525,947)
(Decrease) increase in cash and cash equivalents	(99,019)	134,240
Cash and cash equivalents, beginning of the period	806,904	614,660
Cash and cash equivalents, end of the period	$ 707,885	$ 748,900